Other current assets and other current liabilities - Other current liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other current assets and other current liabilities
Contract liability related to guarantees issued	₽ 1,157	₽ 1,185
Deferred income	131	138
Income tax payable	166	22
Other	67	13
Total other current liabilities	₽ 1,521	₽ 1,358